Note 3 - Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

3.  Fair Value Measurements

The following table presents the assets measured at fair value on a recurring basis as of September 30, 2014 (in thousands):

	September 30,
	2014	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$27,342	$27,342	$—	$—
Short-term investments	1,245	1,245	—	—
Restricted cash equivalents	800	800
Total assets at fair value	$29,387	$29,387	$—	$—

The following table presents the assets measured at fair value on a recurring basis as of December 31, 2013 (in thousands):

	December 31,
	2013	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$29,315	$29,315	$—	$—
Short-term investments	249	249
Restricted cash equivalents	1,000	1,000	—	—
Total assets at fair value	$30,564	$30,564	$—	$—

Cash equivalents, short-term investments and restricted cash equivalents include certificates of deposit, money market deposit accounts and money market funds. The carrying value of these cash equivalents, short-term investments and restricted cash equivalents approximates fair value. For these securities, IPC uses quoted prices in active markets for identical assets to determine their fair value and are considered to be Level 1 instruments.

4.           Fair Value Measurements

The following table presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 (in thousands):

	December 31, 2013	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$29,315	$29,315	$—	$—
Short-term investments	249	249	—	—
Restricted cash equivalents	1,000	1,000
Total assets at fair value	$30,564	$30,564	$—	$—

The following table presents the financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 (in thousands):

	December 31, 2012	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$44	$44	$—	$—
Short-term investments	1,497	1,497	—	—
Restricted short-term investments	1,000	1,000
Total assets at fair value	$2,541	$2,541	$—	$—

Cash equivalents, short-term investments and restricted cash equivalents and short-term investments include certificates of deposit, money market deposit accounts and money funds. The carrying value of these cash equivalents, short-term investments and restricted cash equivalents and restricted short-term investments approximate fair value. For these securities, IPC uses quoted prices in active markets for identical assets to determine their fair value and are considered to be Level 1 instruments.